Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
abrdn Bloomberg All Commodity Strategy K-1 Free ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	15.11%	5.08%	(8.35%)	15.13%	26.27%	(3.17%)	7.47%	(11.70%)
abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	15.54%	5.87%	(7.36%)	18.33%	32.40%	4.29%	7.64%	(9.89%)